UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6454

Fidelity Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Michigan Municipal
Money Market Fund

September 30, 2008

1.807721.104

MIS-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 76.5%
	Principal Amount	Value
Indiana - 0.3%
Mount Vernon Poll. Cont. and Solid Waste Disp. Rev. (Gen. Elec. Co. Proj.) 5.2%, VRDN (a)	$ 3,100,000	$ 3,100,000
Michigan - 70.8%
Clarkston Cmnty. Schools Bonds 5% 5/1/09 (FSA Insured) (Michigan Gen. Oblig. Guaranteed)	3,470,000	3,529,935
Detroit Econ. Dev. Corp. Rev.:
(Michigan Opera Theatre Proj.) 8.1%, LOC JPMorgan Chase Bank, VRDN (a)	2,100,000	2,100,000
(Waterfront Reclamation & Casino Dev. Proj.) Series 1999 B, 7.25%, LOC Bank of America NA, VRDN (a)	1,070,000	1,070,000
Detroit Gen. Oblig. TAN 3.5% 3/31/09, LOC JPMorgan Chase Bank	11,100,000	11,192,243
East Lansing School District Gen. Oblig. Participating VRDN Series SGA 114, 7.95% (Liquidity Facility Societe Generale) (a)(f)	6,000,000	6,000,000
Eastern Michigan Univ. Revs. 8.25%, LOC Dexia Cr. Local de France, VRDN (a)	32,395,000	32,395,000
Grand Valley Michigan State Univ. Rev. Series 2008 B:
7.84%, LOC RBS Citizens NA, VRDN (a)	9,300,000	9,300,000
7.86%, LOC RBS Citizens NA, VRDN (a)	4,315,000	4,315,000
Holland Charter Township Econ. Dev. Corp. Rev. (Chicago Mission Proj.) 7.65%, LOC Comerica Bank, Detroit, VRDN (a)	95,000	95,000
Holt Pub. Schools 7.85% (Michigan Gen. Oblig. Guaranteed), VRDN (a)	23,345,000	23,345,000
Jackson County Hosp. Fin. Auth. Hosp. Rev.:
(W.A. Foote Memorial Hosp. Proj.) Series 2006 A, 8.1% (Assured Guaranty Corp. Insured), VRDN (a)	10,000,000	10,000,000
(Washington Foote Memorial Hosp. Proj.) Series B, 8.1% (Assured Guaranty Corp. Insured), VRDN (a)	13,900,000	13,900,000
Kalamazoo Gen. Oblig. TAN 3.5% 12/1/08	6,000,000	6,006,446
Kent County Arpt. Rev. Participating VRDN Series DB 516, 3.83% (Liquidity Facility Deutsche Bank AG) (a)(f)	1,375,000	1,375,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.):
Series 2008 B1, 7.87%, LOC RBS Citizens NA, VRDN (a)	14,290,000	14,290,000
Series 2008 C, 8.22%, LOC Bank of New York, New York, VRDN (a)	11,600,000	11,600,000
L'Anse Creuse Pub. Schools Participating VRDN Series Putters 2719, 5.25% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	4,975,000	4,975,000
Lakeview School District Calhoun County Series B, 7.85% (Michigan Gen. Oblig. Guaranteed), VRDN (a)	10,135,000	10,135,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Bldg. Auth. Rev.:
Bonds (Facilities Prog.) Series I, 5% 10/15/08 (FSA Insured)	$ 6,150,000	$ 6,155,136
Series I, 7.92%, LOC JPMorgan Chase Bank, VRDN (a)	39,000,000	39,000,000
Michigan Gen. Oblig. Bonds (Clean Michigan Initiative Prog.) Series 2001, 5% 11/1/08 (Escrowed to Maturity) (e)	3,820,000	3,825,672
Michigan Higher Ed. Rev. (Thomas M. Cooley Law School Proj.) Series 2008 B, 7.5%, LOC RBS Citizens NA, VRDN (a)	18,000,000	18,000,000
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.):
Series 2008 B4, 7.8%, VRDN (a)	10,500,000	10,500,000
Series 2008 B8, 7.8%, VRDN (a)	21,100,000	21,100,000
(Ascension Health Sr. Cr. Group Proj.):
Series 2008 B2, 7.8%, VRDN (a)	30,775,000	30,775,000
Series 2008 B5, 7.75%, VRDN (a)	24,400,000	24,400,000
Series 2008 B7, 7.75%, VRDN (a)	22,800,000	22,800,000
(Henry Ford Health Sys. Proj.):
Series 2006 B, 7.9%, LOC Landesbank Hessen-Thuringen, VRDN (a)	10,190,000	10,190,000
Series 2006 C, 7.89%, LOC RBS Citizens NA, VRDN (a)	12,760,000	12,760,000
Series 2007, 7.9%, LOC JPMorgan Chase Bank, VRDN (a)	2,000,000	2,000,000
(Hosp. Equip. Ln. Prog.) Series B, 8.25%, LOC LaSalle Bank Midwest NA, VRDN (a)	3,600,000	3,600,000
(McLaren Health Care Corp. Proj.) Series 2008 B3, 7.9%, LOC JPMorgan Chase Bank, VRDN (a)	14,300,000	14,300,000
(Munising Memorial Hosp. Assoc. Proj.) 8.21%, LOC Banco Santander SA, VRDN (a)	7,710,000	7,710,000
(Trinity Health Sys. Proj.):
Series E, 4.25% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (a)	39,630,000	39,630,000
Series F, 4.3% (Liquidity Facility Bank of America NA), VRDN (a)	32,020,000	32,020,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
Bonds Series 1988 A:
1.75% tender 12/3/08, LOC Landesbank Hessen-Thuringen, CP mode (d)	1,700,000	1,700,000
1.85% tender 12/3/08, LOC Landesbank Hessen-Thuringen, CP mode (d)	7,300,000	7,300,000
(Canton Club East Apts. Proj.) Series 1998 A, 9%, LOC Fannie Mae, VRDN (a)(d)	1,120,000	1,120,000
(Hunt Club Apts. Proj.) 8.2%, LOC Fannie Mae, VRDN (a)(d)	6,720,000	6,720,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2006 A, 6.75% (FSA Insured), VRDN (a)(d)	105,000	105,000
Series 2006 C, 6.75% (FSA Insured), VRDN (a)(d)	20,000	20,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Muni. Bond Auth. Rev. Participating VRDN Series ROC II R 8510, 5% (Liquidity Facility Citigroup, Inc.) (a)(f)	$ 6,795,000	$ 6,795,000
Michigan State Univ. Revs. 7.82% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	11,200,000	11,200,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Almond Products, Inc. Proj.) 7.5%, LOC LaSalle Bank Midwest NA, VRDN (a)(d)	7,900,000	7,900,000
(Biewer of Lansing LLC Proj.) Series 1999, 9%, LOC LaSalle Bank Midwest NA, VRDN (a)(d)	200,000	200,000
(Bosal Ind. Proj.) Series 1998, 8.25%, LOC JPMorgan Chase Bank, VRDN (a)(d)	7,500,000	7,500,000
(CJS Properties LLC Proj.) 9.2%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,300,000	1,300,000
(Consumers Energy Co. Proj.):
8.15%, LOC Wells Fargo Bank NA, VRDN (a)(d)	9,000,000	9,000,000
8.25%, LOC Wells Fargo Bank NA, VRDN (a)	17,100,000	17,100,000
(Conti Properties LLC Proj.) Series 1997, 8.21%, LOC Comerica Bank, Detroit, VRDN (a)(d)	200,000	200,000
(Detroit Edison Co. Proj.) Series 2008 ET, 7.5%, LOC Bank of Nova Scotia, VRDN (a)	34,600,000	34,600,000
(Detroit Symphony Orchestra Proj.):
Series 2001 A, 6.25%, LOC LaSalle Bank Midwest NA, VRDN (a)	11,500,000	11,500,000
Series 2001 B, 4.25%, LOC LaSalle Bank Midwest NA, VRDN (a)	19,155,000	19,155,000
(Doss Ind. Dev. Co. Proj.) 9.95%, LOC JPMorgan Chase Bank, VRDN (a)(d)	700,000	700,000
(Dow Chemical Co. Proj.):
Series 2003 B1, 7.5%, VRDN (a)	5,400,000	5,400,000
Series 2003 B2, 7.5%, VRDN (a)	5,400,000	5,400,000
(Grand Rapids Art Museum Proj.) 7.25%, LOC LaSalle Bank Midwest NA, VRDN (a)	12,000,000	12,000,000
(Holland Plastics Corp. Proj.) 7.5%, LOC LaSalle Bank NA, VRDN (a)(d)	3,360,000	3,360,000
(John H. Dekker & Sons Proj.) Series 1998, 8.66%, LOC LaSalle Bank Midwest NA, VRDN (a)(d)	745,000	745,000
(LPB LLC Proj.) 9.45%, LOC Comerica Bank, Detroit, VRDN (a)(d)	1,600,000	1,600,000
(Pioneer Laboratories, Inc. Proj.) 8.45%, LOC JPMorgan Chase Bank, VRDN (a)(d)	2,100,000	2,100,000
(S&S LLC Proj.) Series 2000, 5.4%, LOC LaSalle Bank Midwest NA, VRDN (a)(d)	1,405,000	1,405,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(The Spiratex Co. Proj.) Series 1994, 9.95%, LOC JPMorgan Chase Bank, VRDN (a)(d)	$ 200,000	$ 200,000
(Trilan LLC Proj.) 9.2%, LOC JPMorgan Chase Bank, VRDN (a)(d)	2,200,000	2,200,000
(Van Andel Research Institute Proj.) 9%, LOC Bank of America NA, VRDN (a)	36,600,000	36,600,000
(W.H. Porter, Inc. Proj.) Series 2001, 7.5%, LOC LaSalle Bank Midwest NA, VRDN (a)(d)	2,405,000	2,405,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 8.05%, LOC JPMorgan Chase Bank, VRDN (a)	11,760,000	11,760,000
(YMCA Metropolitan Lansing Proj.) Series 2002, 7.95%, LOC LaSalle Bank Midwest NA, VRDN (a)	6,475,000	6,475,000
Michigan Strategic Fund Rev. (Rest Haven Christian Services Proj.) Series A, 8%, LOC KBC Bank NV, VRDN (a)	8,165,000	8,165,000
Michigan Strategic Fund Solid Waste Disp. Rev. (Grayling Gen. Station Proj.) Series 1990, 8.15%, LOC Barclays Bank PLC, VRDN (a)(d)	14,521,000	14,521,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 8.45%, LOC JPMorgan Chase Bank, VRDN (a)(d)	6,300,000	6,300,000
Oakland Univ. Rev. 7.75%, LOC Allied Irish Banks PLC, VRDN (a)	23,600,000	23,600,000
Saline Area Schools 7.85% (Michigan Gen. Oblig. Guaranteed), VRDN (a)	44,700,000	44,699,999
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) 8.01%, LOC KBC Bank NV, VRDN (a)	6,400,000	6,400,000
Wayne County Arpt. Auth. Rev.:
Bonds 4% 12/1/08 (Assured Guaranty Corp. Insured) (d)	2,355,000	2,359,805
Participating VRDN Series MT 115, 4.39% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)(f)	4,495,000	4,495,000
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2008 B, 8.2%, LOC Landesbank Baden-Wuert, VRDN (a)(d)	11,100,000	11,100,000
		821,795,236
Wyoming - 0.4%
Lincoln County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1984 A, 3%, VRDN (a)	4,910,000	4,910,000
Municipal Securities - continued
	Shares	Value
Other - 5.0%
Fidelity Municipal Cash Central Fund, 5.85% (b)(c)	58,336,000	$ 58,336,000
TOTAL INVESTMENT PORTFOLIO - 76.5% (Cost $888,141,236)		888,141,236
NET OTHER ASSETS - 23.5%		273,316,416
NET ASSETS - 100%		$ 1,161,457,652
Security Type Abbreviations
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 328,457
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 888,141,236	$ 58,336,000	$ 829,805,236	$ -
Income Tax Information
At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $888,141,236.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Ohio Municipal
Money Market Fund

September 30, 2008

1.807730.104

OFS-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 84.5%
	Principal Amount	Value
Ohio - 81.8%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 4.4%, LOC Bank of America NA, VRDN (a)	$ 6,800,000	$ 6,800,000
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 1.75%, tender 8/15/09 (a)	6,818,000	6,818,000
Ashtabula County Indl. Dev. Rev. (Plasticolors, Inc. Proj.) Series 1996 A, 9%, LOC KeyBank NA, VRDN (a)(b)	35,000	35,000
Barberton City School District BAN (School Facilities Construction Proj.) 2.6% 11/4/08 (c)	6,000,000	6,003,287
Clark County Gen. Oblig. BAN 2% 5/6/09	1,275,000	1,276,486
Clermont County Indl. Dev. Rev. (American Micro Products Proj.) 9%, LOC KeyBank NA, VRDN (a)(b)	40,000	40,000
Cleveland Arpt. Sys. Rev.:
Series 2008 D, 8%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,000,000	4,000,000
Series 2008 E, 8.07%, LOC KBC Bank NV, VRDN (a)(b)	24,400,000	24,400,000
Cleveland-Cuyahoga County Port Auth. Rev. (Euclid/93rd Garage & Office LLC Proj.) Series 2003, 8.9%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	11,955,000	11,955,000
Clinton Massie Local School District BAN (School Construction Proj.) 4% 11/18/08	2,180,000	2,181,548
Columbus City School District:
Participating VRDN Series 1488, 6.11% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,055,000	3,055,000
BAN 3.75% 12/11/08	4,000,000	4,004,510
Columbus Swr. Rev. Participating VRDN:
Series BBT 08 13, 4.19% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	12,465,000	12,465,000
Series Putters 2456, 5.56% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,400,000	1,400,000
Cuyahoga County Health Care Facilities Rev. (Altenheim Proj.) 8.11%, LOC U.S. Bank NA, Minnesota, VRDN (a)	12,880,000	12,880,000
Cuyahoga County Indl. Dev. Rev. (Progressive Plastics, Inc. Proj.) 9.8%, LOC JPMorgan Chase Bank, VRDN (a)(b)	840,000	840,000
Cuyahoga Falls Gen. Oblig. BAN 3.75% 12/11/08	8,000,000	8,006,302
Darke County Health Care Facilities Rev. (Brethren Retirement Cmnty. Proj.) 8.21%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	6,755,000	6,755,000
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 8.35%, VRDN (a)(b)	11,500,000	11,500,000
Delaware Gen. Oblig. BAN:
2.5% 5/5/09	12,100,000	12,153,421
3.75% 12/11/08	15,000,000	15,013,517
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Dublin City School District BAN 4% 10/16/08	$ 2,627,623	$ 2,628,203
Franklin County Health Care Facilities Rev. (Friendship Villiage of Dublin, Ohio, Inc. Proj.) Series 2004 A, 8%, LOC LaSalle Bank NA, VRDN (a)	11,215,000	11,215,000
Franklin County Multi-family Rev. (Hanover Ridge Apts. Proj. 9.1%, LOC Fannie Mae, VRDN (a)(b)	4,350,000	4,350,000
Franklin County Rev. (Trinity Health Cr. Group Proj.) Series 2000 F, 8.2% (FSA Insured), VRDN (a)	30,535,000	30,535,000
Hamilton County Hosp. Facilities Rev.:
(Childrens Hosp. Med. Ctr. Proj.):
Series 1997 A, 8%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,300,000	6,300,000
Series 2000, 8%, LOC JPMorgan Chase Bank, VRDN (a)	7,595,000	7,595,000
Series 2002 I, 8%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,250,000	2,250,000
Series 2007 M, 7.83%, LOC JPMorgan Chase Bank, VRDN (a)	3,400,000	3,400,000
Series 2007 N, 8%, LOC JPMorgan Chase Bank, VRDN (a)	6,000,000	6,000,000
(Elizabeth Gamble Deaconess Home Assoc. Proj.):
Series 2002 A, 8.05%, LOC JPMorgan Chase Bank, VRDN (a)	3,070,000	3,070,000
Series 2002 B, 8.2%, LOC JPMorgan Chase Bank, VRDN (a)	3,915,000	3,915,000
Hamilton Gen. Oblig. BAN 2% 9/10/09	12,000,000	12,000,000
Hilliard Gen. Oblig. BAN 2.25% 8/27/09	3,790,000	3,806,836
Kent State Univ. Revs. Series 2008 B, 7.75%, LOC Bank of America NA, VRDN (a)	25,000,000	25,000,000
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2002, 8.1%, LOC JPMorgan Chase Bank, VRDN (a)	12,200,000	12,200,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 9.05%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,610,000	2,610,000
Lake County Port. Auth. Edl. Facilities Rev. (Lake Erie College Proj.) 8%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	3,500,000	3,500,000
Lancaster Port Auth. Gas Rev. 8% (Liquidity Facility Royal Bank of Canada), VRDN (a)	12,200,000	12,200,000
Lorain County Gen. Oblig. BAN (Swr. Impt. Proj.) 2.5% 5/14/09	2,800,000	2,811,954
Lorain County Hosp. Rev. (EMH Reg'l. Med. Ctr. Proj.) Series 2008, 10%, LOC JPMorgan Chase Bank, VRDN (a)	5,000,000	5,000,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 10%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,250,000	2,250,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Lucas County Gen. Oblig. BAN:
2% 4/22/09	$ 9,130,000	$ 9,142,441
3% 7/30/09	7,000,000	7,074,019
Marysville Gen. Oblig. BAN 2.5% 6/3/09	7,670,000	7,697,747
Mason City School District BAN 2.75% 2/5/09	3,750,000	3,759,564
Mason Gen. Oblig. BAN 3% 3/12/09	2,600,000	2,608,459
Mason Indl. Dev. Rev. (Crane Plastics Co. Proj.) 8%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	4,000,000	4,000,000
Maumee Gen. Oblig. BAN:
Series 2005, 3.25% 12/1/08	4,706,300	4,710,918
Series 2008 A, 3.25% 12/1/08	2,643,200	2,645,794
Series 2008 B, 3.25% 12/1/08	2,407,000	2,409,362
Medina County Indl. Dev. Rev. (Rembond Proj.) Series 1996, 9.05%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,005,000	1,005,000
Miamisburg City School District BAN 2.5% 11/13/08	12,000,000	12,009,726
Ohio Air Quality Dev. Auth. Rev.:
(AK Steel Corp. Proj.) Series A, 7.75%, LOC ABN-AMRO Bank NV, VRDN (a)(b)	23,500,000	23,500,000
(Cincinnati Gas & Elec. Co. Proj.) Series A:
5%, LOC Cr. Lyonnais SA, VRDN (a)(b)	12,100,000	12,100,000
8%, VRDN (a)	11,000,000	11,000,000
(FirstEnergy Generation Corp. Proj.):
Series 2008 A, 5.5%, LOC Barclays Bank PLC, VRDN (a)	11,900,000	11,900,000
Series 2008 B, 4.4%, LOC Bank of America NA, VRDN (a)	32,300,000	32,300,000
Ohio Bldg. Auth.:
Bonds:
(Administrative Bldg. Fund Proj.) Series 2002 B, 5.25% 10/1/08 (FSA Insured)	3,000,000	3,000,000
(Adult Correctional Bldg. Fund Prog.) Series A, 4.9% 10/1/08	4,370,000	4,370,000
(Vern Riffe Ctr. Proj.) Series 2004 A, 5% 10/1/08	2,000,000	2,000,000
Participating VRDN Series Putters 2707, 5.25% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	2,695,000	2,695,000
Ohio Gen. Oblig.:
Bonds (Third Frontier Research and Dev. Proj.) Series 2006 A, 4% 5/1/09	3,600,000	3,649,579
Participating VRDN Series Putters 1295, 4.75% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,715,000	1,715,000
(Common Schools Proj.):
Series 2006 B, 8.25%, VRDN (a)	13,640,000	13,640,000
Series 2006 C, 8%, VRDN (a)	6,705,000	6,705,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.:
Bonds (John Carroll Univ. Proj.) Series 1999, 5.85% 4/1/20 (Pre-Refunded to 4/1/09 @ 102) (c)	$ 2,875,000	$ 2,983,199
(Case Western Reserve Univ. Proj.):
Series 2002 A, 4.25%, VRDN (a)	8,025,000	8,025,000
Series 2008 A, 8%, LOC Allied Irish Banks PLC, VRDN (a)	6,000,000	6,000,000
(Mount Union College Proj.) Series 1995, 8.25%, LOC JPMorgan Chase Bank, VRDN (a)	2,195,000	2,195,000
(Ohio Northern Univ. Proj.) Series 2008 A, 7.25%, LOC JPMorgan Chase Bank, VRDN (a)	16,300,000	16,300,000
(Pooled Fing. Prog.):
Series 1996, 9.9%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	1,200,000	1,200,000
Series 1997, 9.05%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	3,810,000	3,810,000
Series 2005 A, 8%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	7,490,000	7,490,000
Series A, 8.9%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	85,000	85,000
(Univ. Hosp. Health Sys. Proj.):
Series 2008 B, 7.86%, LOC RBS Citizens NA, VRDN (a)	8,600,000	8,600,000
Series 2008 D, 9.5%, LOC JPMorgan Chase Bank, VRDN (a)	6,050,000	6,050,000
Ohio Hsg. Participating VRDN Series Clipper 06 8, 8.08% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(d)	3,818,000	3,818,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series BA 01 I, 5.28% (Liquidity Facility Bank of America NA) (a)(b)(d)	3,400,000	3,400,000
Series Putters 1334, 5.25% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(d)	8,320,000	8,320,000
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 8.15% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	6,000,000	6,000,000
Series 2005 B2, 10% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	8,455,000	8,455,000
Series 2005 F, 10% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	13,000,000	13,000,000
Series 2006 F, 10% (Liquidity Facility Citibank NA), VRDN (a)(b)	11,200,000	11,200,000
Series B, 8.08% (Liquidity Facility Citibank NA), VRDN (a)(b)	16,000,000	16,000,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.: - continued
Series 2004 D, 10% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	$ 3,600,000	$ 3,600,000
Series B, 7.75% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	11,990,000	11,990,000
Series F, 8.08% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	4,000,000	4,000,000
Series H, 8.08% (Liquidity Facility KBC Bank NV), VRDN (a)(b)	12,630,000	12,625,100
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 8.15%, LOC RBS Citizens NA, VRDN (a)(b)	5,700,000	5,700,000
(Pedcor Invts. Willow Lake Apts. Proj.):
Series B, 8.37%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(b)	460,000	460,000
Series C, 8.37%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(b)	175,000	175,000
Series D, 8.37%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(b)	175,000	175,000
(Pine Crossing Apts. Proj.) 7.5%, LOC LaSalle Bank NA, VRDN (a)(b)	5,670,000	5,670,000
(Shannon Glenn Apts. Proj.) 8.25%, LOC Fannie Mae, VRDN (a)(b)	11,800,000	11,800,000
(Wingate at Belle Meadows Proj.) 8.08%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)	7,810,000	7,810,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2006 J, 8.08% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	12,000,000	12,000,000
Series 2006 N, 10% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	25,770,000	25,770,000
Series 2008 B, 7.75% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	12,100,000	12,100,000
Series 2008 H, 9.25% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	5,000,000	5,000,000
Ohio Solid Waste Rev.:
(BP Exploration & Oil, Inc. Proj.):
Series 1998, 4.55%, VRDN (a)(b)	32,700,000	32,699,999
Series 2000, 4.55% (BP PLC Guaranteed), VRDN (a)(b)	16,675,000	16,675,000
(BP Products NA, Inc. Proj.) Series B, 4.55% (BP PLC Guaranteed), VRDN (a)(b)	6,800,000	6,800,000
Ohio State Univ. Gen. Receipts:
Series 1997, 7.75%, VRDN (a)	1,000,000	1,000,000
Series 2001, 7.75%, VRDN (a)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 9.25%, LOC Bank of America NA, VRDN (a)(b)	$ 4,700,000	$ 4,700,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series A, 8.5%, LOC Barclays Bank PLC, VRDN (a)(b)	22,600,000	22,600,000
Ohio Wtr. Dev. Auth. Rev. Bonds Series DCL 08 046, 1.64%, tender 12/11/08 (Liquidity Facility Dexia Cr. Local de France) (a)(d)(e)	11,880,000	11,880,000
Olentangy Local School District BAN 2.5% 11/17/08	11,800,000	11,810,454
Perrysburg Gen. Oblig. BAN:
(Library Impt. Proj.) 4% 11/6/08	1,165,000	1,165,498
4% 11/6/08	2,753,000	2,754,176
Port of Greater Cincinnati Dev. Auth. Rev. (Nat'l. Underground Railroad Freedom Ctr., Inc. Proj.) Series 2003 A, 7.9%, LOC JPMorgan Chase Bank, LOC Fifth Third Bank, Cincinnati, VRDN (a)	16,200,000	16,200,000
Rickenbacker Port Auth. Indl. Dev. (Micro Inds. Corp. Proj.) Series 2000, 9.05%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,930,000	1,930,000
Shaker Heights Gen. Oblig. Bonds 3.75% 10/31/08	6,845,000	6,846,515
Stow Gen. Oblig. BAN 2.25% 5/8/09	10,675,000	10,713,430
Toledo Gen. Oblig. BAN 2.5% 10/23/08	11,400,000	11,404,061
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 5%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	6,800,000	6,800,000
Univ. of Cincinnati Gen. Receipts:
BAN:
Series A, 3.25% 1/14/09	11,000,000	11,015,968
Series E, 2.75% 7/21/09	8,950,000	9,022,691
Series 2008 B, 8%, LOC Bayerische Landesbank, VRDN (a)	11,000,000	11,000,000
Univ. of Toledo Gen. Receipts Series 2008 B, 6.28%, LOC JPMorgan Chase Bank, VRDN (a)	12,450,000	12,450,000
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 8%, LOC RBS Citizens NA, VRDN (a)	10,000,000	10,000,000
Williams County Hosp. Facilities Rev. (Cmnty. Hospitals and Wellness Centers Proj.) Series 2008, 8%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	5,000,000	5,000,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 9.25%, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,450,000	3,450,000
		980,580,764
Tennessee - 0.1%
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2004, 4.5%, LOC Bank of America NA, VRDN (a)	1,700,000	1,700,000
Municipal Securities - continued
	Principal Amount	Value
Wyoming - 0.5%
Sublette County Poll. Cont. Rev. (Exxon Proj.) Series 1994, 5.1%, VRDN (a)	$ 6,000,000	$ 6,000,000
	Shares
Other - 2.1%
Fidelity Municipal Cash Central Fund, 5.85%	24,597,000	24,597,000
TOTAL INVESTMENT PORTFOLIO - 84.5% (Cost $1,012,877,764)		1,012,877,764
NET OTHER ASSETS - 15.5%		185,607,531
NET ASSETS - 100%		$ 1,198,485,295
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,880,000 or 1.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Ohio Wtr. Dev. Auth. Rev. Bonds Series DCL 08 046, 1.64%, tender 12/11/08 (Liquidity Facility Dexia Cr. Local de France)	4/16/08	$ 11,880,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 55,431
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,012,877,764	$ 24,597,000	$ 988,280,764	$ -
Income Tax Information
At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,012,877,764.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Pennsylvania Municipal
Money Market Fund

September 30, 2008

1.807725.104

PFR-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 85.0%
	Principal Amount	Value
New Jersey/Pennsylvania - 1.9%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Participating VRDN Series SGA 89, 4.4% (Liquidity Facility Societe Generale) (a)(d)	$ 2,045,000	$ 2,045,000
Series 2008 A, 7.25%, LOC Bank of America NA, VRDN (a)	8,100,000	8,100,000
Series 2008 B, 8.01%, LOC TD Banknorth, NA, VRDN (a)	6,000,000	6,000,000
		16,145,000
Pennsylvania - 79.8%
Allegheny County Arpt. Auth. Rev. Participating VRDN Series Clipper 06 13, 8.01% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(d)	10,050,000	10,050,000
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. Series 1998, 5% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	18,985,000	18,985,000
Allegheny County Hosp. Dev. Auth. Rev. Bonds:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 4% 3/1/09	3,000,000	3,022,075
Series 2008 B, 4% 6/15/09	9,690,000	9,833,280
(South Hills Health Sys. Proj.) Series 2000 A, 2%, tender 6/1/09, LOC PNC Bank NA, Pittsburgh (a)	6,750,000	6,750,000
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.):
Series 2008 A, 4.32%, LOC Allied Irish Banks PLC, VRDN (a)	4,925,000	4,925,000
Series 2008 B, 4.32%, LOC Citizens Bank of Pennsylvania, VRDN (a)	14,495,000	14,495,000
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 8.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,300,000	4,300,000
Allegheny County Indl. Dev. Auth. Rev.:
(Union Elec. Steel Co. Proj.) Series 1996 A, 8.35%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	3,120,000	3,120,000
(UPMC Children's Hosp. Proj.) Series 2004 A, 7.88%, VRDN (a)	2,500,000	2,500,000
Allegheny County Port Auth. Spl. Rev. Bonds Series 1999, 6.375% 3/1/15 (Pre-Refunded to 3/1/09 @ 101) (c)	3,000,000	3,088,357
Beaver County Indl. Dev. Auth. Poll. Cont. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 A, 4.5%, LOC Barclays Bank PLC, VRDN (a)	13,000,000	13,000,000
(Pennsylvania Elec. Co. Proj.) Series 2005 B, 8.11%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)(b)	10,000,000	10,000,000
Berks County Muni. Auth. Rev. (Phoebe-Devitt Homes Obligated Group Proj.) Series 2008 A, 8%, LOC Banco Santander SA, VRDN (a)	7,600,000	7,600,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Blair County Indl. Dev. Auth. Rev. (Homewood at Martinsburg Proj.) 8.01%, LOC Manufacturers & Traders Trust Co., VRDN (a)	$ 150,000	$ 150,000
Bucks County Indl. Dev. Auth. Econ. Dev. Rev. (Law School Admission Council, Inc. Proj.) Series 2003, 7.25%, LOC Allied Irish Banks PLC, VRDN (a)	1,950,000	1,950,000
Bucks County Indl. Dev. Auth. Rev. (Double H Plastics, Inc. Proj.) Series 1993, 7.65%, LOC Wachovia Bank NA Charlotte, VRDN (a)(b)	1,400,000	1,400,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 8%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	11,725,000	11,725,000
Series 1998 A2, 7.75%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	3,300,000	3,300,000
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 7.5%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,385,000	1,385,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC at West Chester Univ. of Pennsylvania Proj.) Series 2008 A, 7.9%, LOC Citizens Bank of Pennsylvania, VRDN (a)	24,100,000	24,100,000
Clarion County Indl. Dev. Auth. Energy Dev. Rev. (Piney Creek Proj.) Series 1990, 8.07%, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	7,765,000	7,765,000
Cumberland County Muni. Auth. Rev. (Presbyterian Homes Proj.) Series 2008 B, 7.5%, LOC Bank of America NA, VRDN (a)	8,300,000	8,300,000
Delaware County Auth. College Rev. (Haverford College Proj.) 9%, VRDN (a)	10,900,000	10,900,000
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 7%, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,150,000	4,150,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 1985, 4%, VRDN (a)	10,900,000	10,900,000
Huntingdon County Gen. Auth. College Rev. (Juniata College Proj.) Series 2001 A, 8.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,810,000	3,810,000
Indiana County Indl. Dev. Auth. Poll. Cont. Rev. (Exelon Generation Co. LLC Proj.) Series A, 5%, LOC BNP Paribas SA, VRDN (a)(b)	12,225,000	12,225,000
Lancaster County Hosp. Auth. Health Ctr. Rev.:
(Lancaster Gen. Hosp. Proj.) Series 2008, 4.45%, LOC Bank of America NA, VRDN (a)	3,000,000	3,000,000
(Masonic Homes Proj.) Series 2008 D, 7%, LOC JPMorgan Chase Bank, VRDN (a)	21,930,000	21,930,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Lehigh County Gen. Purp. Hosp. Rev. (Lehigh Valley Health Network Proj.) Series 2008 C, 4.5%, LOC Bank of America NA, VRDN (a)	$ 1,900,000	$ 1,900,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev.:
(Brookside Manor Apts. Proj.) Series 2001 A, 7.5%, LOC Fannie Mae, VRDN (a)	3,030,000	3,030,000
(Forge Gate Apts. Proj.) Series 2001 A, 7.5%, LOC Fannie Mae, VRDN (a)	4,990,000	4,990,000
(Kingswood Apts. Proj.) Series 2001 A, 7.5%, LOC Fannie Mae, VRDN (a)	4,780,000	4,780,000
Northampton County Indl. Dev. Auth. Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1991, 1.8% tender 10/8/08, CP mode (b)	7,700,000	7,700,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) Series 1997, 9.1%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	2,487,000	2,487,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
Bonds (PSEG Pwr. LLC Proj.) 4%, tender 1/15/09 (a)(b)	6,900,000	6,900,000
(Amtrak Proj.) Series B, 8.05%, LOC JPMorgan Chase Bank, VRDN (a)(b)	20,910,000	20,910,000
(Shippingport Proj.) Series A, 9.06%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	10,100,000	10,100,000
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. Series 2007 A, 2% 2/12/09, CP	7,000,000	7,000,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(AMC Delancey Traditions of Hershey Partners, LP Proj.) Series 2006, 8.1%, LOC Citizens Bank of Pennsylvania, VRDN (a)(b)	6,000,000	6,000,000
(Westrum Hanover, LP Proj.) Series 2004, 8.1%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (a)(b)	7,350,000	7,350,000
(Westrum Harleysville II, LP Proj.) Series 2005, 8.1%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (a)(b)	11,535,000	11,535,000
Series 2002 B5, 8.35%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	5,200,000	5,200,000
Series 2002 B6, 8.35%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	700,000	700,000
Series 2004 D2, 8.35%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	1,600,000	1,600,000
Series 2004 D6, 8.35%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	2,300,000	2,300,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) 8.35%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	3,700,000	3,700,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 7.5%, LOC Bank of America NA, VRDN (a)(b)	$ 9,500,000	$ 9,500,000
Pennsylvania Energy Dev. Auth. Rev. (Piney Creek Proj.):
Series 1986 A, 8.07%, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	8,920,000	8,920,000
Series 1996 C, 8.07%, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	5,855,000	5,855,000
Pennsylvania Gen. Oblig.:
Bonds:
First Series, 5.25% 2/1/09	7,600,000	7,698,548
Second Series 1992, 6% 7/1/09	4,375,000	4,509,587
Second Series:
5.25% 10/15/08	2,300,000	2,301,676
5.25% 1/1/09	1,320,000	1,329,779
Participating VRDN:
Series BBT 08 1, 4.647% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,000,000	5,000,000
Series Putters 3106, 4.85% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,620,000	4,620,000
Series ROC II R 11056, 4.04% (Liquidity Facility Citibank NA) (a)(d)	3,700,000	3,700,000
Series ROC II R 11505, 4.82% (Liquidity Facility Citibank NA) (a)(d)	4,510,000	4,510,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev. Series 2001 B, 8.2% (FSA Insured), VRDN (a)(b)	8,200,000	8,200,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds (Point Park College Proj.) 3.38%, tender 11/3/08, LOC PNC Bank NA, Pittsburgh (a)	1,000,000	1,000,000
(Drexel Univ. Proj.) Series B, 8.21%, LOC Landesbank Hessen-Thuringen, VRDN (a)	8,400,000	8,400,000
(Holy Family Univ. Proj.) Series 2008, 8%, LOC TD Banknorth, NA, VRDN (a)	5,000,000	5,000,000
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 7.9%, LOC Citizens Bank of Pennsylvania, VRDN (a)	8,300,000	8,300,000
(Student Assoc., Inc. Student Hsg. Proj.) Series 2006 A, 7.96%, LOC Citizens Bank of Pennsylvania, VRDN (a)	9,100,000	9,100,000
(Thomas Jefferson Univ. Proj.) Series 2008 B, 7.9%, LOC JPMorgan Chase Bank, VRDN (a)	3,600,000	3,600,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Bonds:
Series 2008 101A, 2.35%, tender 3/27/09 (a)(b)	2,700,000	2,700,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.: - continued
Bonds:
Series 2008 101B, 2.15%, tender 3/27/09 (a)	$ 3,260,000	$ 3,260,000
Participating VRDN:
Series BA 08 1118, 6.77% (Liquidity Facility Bank of America NA) (a)(b)(d)	5,625,000	5,625,000
Series Putters 1213 B, 4.74% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(d)	2,735,000	2,735,000
Series 2002 74A, 7.75% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(b)	2,600,000	2,600,000
Series 2002 75A, 7.75% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(b)	8,100,000	8,100,000
Series 2003 77B, 7.75% (Liquidity Facility BNP Paribas SA), VRDN (a)(b)	11,575,000	11,575,000
Series 2003 79B, 7.75% (Liquidity Facility BNP Paribas SA), VRDN (a)(b)	6,450,000	6,450,000
Series 2004 81C, 7.75% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(b)	5,000,000	5,000,000
Series 2006 92B, 7.75% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(b)	20,000,000	20,000,000
Series 2006 93B, 9.55% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	4,325,000	4,325,000
Series 2006 95C, 8.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	8,100,000	8,100,000
Series 2008 102C, 9.55% (Liquidity Facility Bank of America NA), VRDN (a)(b)	8,200,000	8,200,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 8.2%, LOC Bank of America NA, VRDN (a)	8,400,000	8,400,000
Series 2008 B2, 7.25%, LOC Bank of America NA, VRDN (a)	8,300,000	8,300,000
Series 2008 B3, 7.25%, LOC Bank of America NA, VRDN (a)	4,000,000	4,000,000
Series 2008 C, 8.5%, LOC Bank of America NA, VRDN (a)	5,850,000	5,850,000
Philadelphia Auth. for Indl. Dev. Rev. (New Courtland Elder Services Proj.) Series 2003, 5%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	18,225,000	18,225,000
Philadelphia School District:
Participating VRDN Series DBE 554, 4% (Liquidity Facility Deutsche Bank AG) (a)(d)	1,080,000	1,080,000
Series 2008 A1, 7.2%, LOC Bank of America NA, VRDN (a)	18,000,000	18,000,000
Series 2008 A3, 7.25%, LOC Bank of America NA, VRDN (a)	15,000,000	15,000,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia School District: - continued
Series 2008 C1, 8.04%, LOC Commerce Bank NA (OLD), VRDN (a)	$ 16,600,000	$ 16,600,000
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series EGL 7050050 Class A, 8.74% (Liquidity Facility Citibank NA) (a)(d)	2,300,000	2,300,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (WPS Westwood Generation, LLC Proj.) 8.3%, VRDN (a)	7,200,000	7,200,000
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 8.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,500,000	6,500,000
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.):
Series 2000 B, 8.25% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	5,000,000	5,000,000
Series 2000 C, 8.25% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	6,200,000	6,200,000
Series 2002 A:
8.25% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	3,250,000	3,250,000
8.25% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	4,350,000	4,350,000
Upper St. Clair Township Gen. Oblig. Series 2008, 8.35% (FSA Insured), VRDN (a)	6,460,000	6,460,000
Wilkes Barre Gen. Oblig. Series 2004 B, 8.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,460,000	2,460,000
York County Indl. Dev. Auth. Rev. (York Container Co. Proj.) 8.35%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	10,000,000	10,000,000
York County Indl. Poll. Cont. Rev. Bonds (Exelon Generation Co. Proj.) Series 1993 A, 1.65% tender 10/8/08, LOC BNP Paribas SA, CP mode	2,000,000	2,000,000
		688,230,302
Puerto Rico - 2.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series BA 07 325, 4.39% (Liquidity Facility Bank of America NA) (a)(d)	18,830,000	18,830,000
Municipal Securities - continued
	Principal Amount	Value
Wyoming - 1.1%
Lincoln County Poll. Cont. Rev.:
(Exxon Co. Proj.) Series 1985, 5.1%, VRDN (a)	$ 4,000,000	$ 4,000,000
Series 1997 B, 5.35%, VRDN (a)(b)	5,850,000	5,850,000
		9,850,000
TOTAL INVESTMENT PORTFOLIO - 85.0% (Cost $733,055,302)		733,055,302
NET OTHER ASSETS - 15.0%		129,733,847
NET ASSETS - 100%		$ 862,789,149
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 733,055,302	$ -	$ 733,055,302	$ -
Income Tax Information
At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $733,055,302.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 1, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 1, 2008